Contingent Liabilities for Payable for Asset Acquisition	12 Months Ended
Sep. 30, 2025
Contingent Liabilities for Payable for Asset Acquisition [Abstract]
CONTINGENT LIABILITIES FOR PAYABLE FOR ASSET ACQUISITION
8.	CONTINGENT LIABILITIES FOR PAYABLE FOR ASSET ACQUISITION

On July 22, 2020, the Group entered into a series of asset purchase agreements with Great Alliance Coliving Limited. and its affiliates (“Beautiful House” or the “Sellers”) to acquire assets, including approximately 72,000 apartment rental contracts with leasehold improvements attached to it, and trademarks of Beautiful House. In addition, the Group also assumed liabilities of RMB 349,665 associated with acquired assets. The consideration was comprised of cash of $29,000 (approximately RMB 205,306) and 12,858,939,200 shares of the Group’s Class A ordinary shares with total value of $42,673 (approximately RMB 289,733), reflecting discount for lack of marketability. The number of shares to be issued is determined based on the total share consideration amount agreed and average closing price of the Group’s ADS of 90 days prior to the execution of the asset purchase agreements. The shares are payable in three instalments of 30%, 40% and 30% with lockup periods expiring on June 30, 2021, 2022 and 2023, respectively. As of September 30, 2020, the Group made a cash payment of $5,800 (equivalent of RMB 39,498). There were no material direct transaction costs related to the transaction. The remaining cash consideration payable of $23,200 (equivalent of RMB 165,808) and share consideration of RMB 289,733 were recorded in the account of “Payable for asset acquisition” and “additional paid-in capital”, respectively.

The Group accounted for the acquisition as an asset acquisition because the Group did not acquire substantive process from Beautiful House.

On the date of asset acquisition, the Group determined the estimated fair values using Level 3 inputs after review and consideration of relevant information, including contract value of apartment rental agreements and estimates made by management. The apartment rental agreements with both landlords and tenants were valued using the multiperiod excess earnings method and the trademarks were valued using the relief from royalty method. The fair value of apartment rental agreements and trademarks was RMB 289,591 and RMB 86,900, respectively.

The total consideration of RMB 495,039, after deducting the liabilities of RMB 349,665 assumed in the asset acquisition, was allocated to identify assets on the basis of their relative fair value. The allocation is as follows:

RMB
Apartment rental agreements	649,733
Trademarks	194,971
Liabilities assumed by the Group	(349,665)
495,039

In May 2021, the Group entered into an agreement to settle the outstanding payables with the Sellers, pursuant to the agreement, the Group delivered 18,637,585,000 ordinary shares (after giving effects to share subdivision in September 2024) to settle both cash consideration payable and share consideration payable. The Sellers are entitled to trade the ordinary shares in open market. In addition, among the 18,637,585,000 shares delivered, 5,778,645,800 ordinary shares will oblige the Group to make up the shortfall if the cash collected by the Sellers are lower than $0.004014 per share. Additionally, 2,086,074,900 of the 5,778,645,800 ordinary shares are redeemable at a per share price of $0.004015 if the Sellers do not trade in open market.

The 5,778,645,800 ordinary shares are subject to a make-whole cash-settled provision, and 2,086,074,900 ordinary shares of which are also subject to redemption. The Group assessed the redemption terms and assessed it is probable that the Group will redeem these ordinary shares. The 5,778,645,800 ordinary shares fall in the classification of a liability. As of September 30, 2024 and 2025, the Group recorded the liabilities of RMB 162,808 and RMB 165,161, respectively in the account of “Contingent liabilities for payable for asset acquisition”. The change in the balance as of September 30, 2024 and 2025 arose from change in foreign exchange rates.